Trade and other receivables (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Receivables [Line Items]
Current receivables from taxes other than income tax	$ 121	$ 92
Other accounts receivable	188	234
Total trade and other receivables	3,949	3,528
Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	1,040	649
Non-current trade receivables	387	399
Total wireless equipment installment plan receivables	1,427	1,048
Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	44	28
Non-Current Assets | Wireless Equipment Installment Plan
Disclosure Of Trade And Other Receivables [Line Items]
Allowance for doubtful accounts	15	17
Gross carrying amount
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	3,843	3,414
Allowance for revenue adjustments
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(169)	(185)
Allowance for doubtful accounts
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	(136)	(149)
Commodity taxes receivable
Disclosure Of Trade And Other Receivables [Line Items]
Current trade receivables	$ 102	$ 122